Citigroup Mortgage Loan Trust 2021-RP3 ABS 15G

Exhibit 99.1 - Schedule 5b

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	3170	31.27%
Delinquency, No Missing Data	6966	68.72%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	1	0.01%
Total	10137	100.00%